Schedule of accruals and other current liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 64	$ 82	$ 82
Other payables	6,304	8,042	323,889
Total	$ 6,368	$ 8,124	$ 323,971